Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 167,289	$ 152,812
Less: accumulated depreciation	(118,896)	(81,531)
Property and equipment, net	48,393	71,281
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	120,271	109,863
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 47,018	$ 42,949